Fees Summary	Jul. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,400,000
Previously Paid Amount	0.00
Total Fee Amount	3,429.44
Total Offset Amount	0.00
Net Fee	3,429.44
Narrative - Max Aggregate Offering Price	$ 22,400,000
Final Prospectus	true